RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party Transactions [Abstract]
Disclosure of detailed information about about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2024	2023	2022
Management compensation	$743,846	$720,500	$720,003
Share-based expense*	137,240	81,233	105,792
Directors' fees	127,625	149,000	163,000
RSU payment**	15,719	12,904	23,000
	$1,024,430	$963,637	$1,011,795